Property, plant and equipment (Schedule of Cost of Investment Property, Plant and Equipment) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 15,737,081	$ 14,491,000
Balance at end of year	16,970,832	15,737,081
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,094,000	1,105,000
Balance at end of year	1,217,000	1,094,000
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,743,000	3,854,000
Balance at end of year	3,625,000	3,743,000
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	7,331,000	6,103,000
Balance at end of year	7,187,000	7,331,000
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	78,000	77,000
Balance at end of year	78,000	78,000
Furniture, mixtures and computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	57,000	59,000
Balance at end of year	64,000	57,000
Constructions and machinery in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,434,000	3,293,000
Balance at end of year	4,800,000	3,434,000
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	34,396,000	32,101,000
Additions	2,914,000	3,040,000
Translation adjustments	(748,000)	(745,000)
Balance at end of year	36,562,000	34,396,000
Cost [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,094,000	1,105,000
Additions	137,000
Translation adjustments	(14,000)	(11,000)
Balance at end of year	1,217,000	1,094,000
Cost [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,776,000	4,859,000
Additions	90,000	36,000
Translation adjustments	(186,000)	(119,000)
Balance at end of year	4,680,000	4,776,000
Cost [Member] | Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	24,805,000	22,560,000
Additions	1,305,000	2,817,000
Translation adjustments	(543,000)	(572,000)
Balance at end of year	25,567,000	24,805,000
Cost [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	158,000	155,000
Additions	1,000	4,000
Translation adjustments		(1,000)
Balance at end of year	159,000	158,000
Cost [Member] | Furniture, mixtures and computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	129,000	129,000
Additions	11,000	2,000
Translation adjustments	(1,000)	(2,000)
Balance at end of year	139,000	129,000
Cost [Member] | Constructions and machinery in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,434,000	3,293,000
Additions	1,370,000	181,000
Translation adjustments	(4,000)	(40,000)
Balance at end of year	$ 4,800,000	$ 3,434,000